Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (40,333)	$ (57,474)	$ (96,388)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expenses	77	48	32
Share-based compensation	2,101	6,560	22,683
Research and development,, patent cost			42,259
Other income from government grant		(307)
Changes in assets and liabilities:
Advances to suppliers	(3,310)	316	(726)
Due from related parties	481	(481)
Prepaid expenses and other current assets	(137)	(28)	96
Operating lease right-of-use assets	650
Other noncurrent assets	(36)	(549)	(240)
Accounts payable	(7,049)	6,207	2,935
Due to related parties			(210)
Accrued expenses	366	4,688	699
Operating lease liabilities	(697)
Other current liabilities	(275)	1,065	64
Net cash used in operating activities	(48,162)	(39,955)	(28,796)
Cash flows from investing activities:
Acquisitions of property and equipment	(4)	(207)	(76)
Purchase of short-term investments			(3,074)
Proceeds from maturity of short-term investments		3,074
Net cash (used in) provided by investing activities	(4)	2,867	(3,150)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discounts and commissions	69,454	14,000	50,505
Capital contributions from noncontrolling interests	10,083
Payments of offering costs	(888)	(755)	(2,783)
Proceeds from loans	2,986
Proceeds from related party borrowings	5,894
Repayments of loans	(1,493)
Repayments of related party borrowings	(5,865)
Net cash provided by financing activities	80,171	13,245	47,722
Effect of foreign exchange rate changes	39	251	18
Net increase (decrease) in cash and cash equivalents	32,044	(23,592)	15,794
Cash at beginning of year	3,889	27,481	11,687
Cash at end of year	35,933	3,889	27,481
Supplemental disclosures of cash flow information:
Interest paid	202
Non-cash activities:
Research and development,, patent cost			$ 42,259